UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	06/30

Date of reporting period:	9/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund
Schedule of Investments (unaudited)
September 30, 2007

Common Stocks - 94.44%	Shares	Value

Banks & Financial Services - 7.12%
A.G. Edwards, Inc.	38,200	$ 3,243,562
E*TRADE Financial Corp. (a)	69,200	903,752
Huntington Bancshares, Inc.	125,300	2,127,594
Northern Trust Corp.	64,300	4,261,161
T. Rowe Price Group, Inc.	40,200	2,238,738
		12,774,807

Biological Products - 2.28%
Biogen Idec, Inc. (a)	61,800	4,099,194

Bituminous Coal & Lignite Surface Mining - 1.26%
Massey Energy Co.	103,800	2,264,916

Builders - 1.34%
Toll Brothers, Inc. (a)	120,600	2,410,794

Chemicals - 3.67%
Lyondell Chemical Co.	142,300	6,595,605

Communications - 3.32%
CenturyTel, Inc.	86,700	4,007,274
Tellabs, Inc. (a)	205,500	1,956,360
		5,963,634

Computer & Office Equipment - 0.94%
Lexmark International, Inc. - Class A (a)	40,700	1,690,271

Computer Related Services & Equipment - 14.91%
Check Point Software Technologies, Ltd. (a)	182,200	4,587,796
CheckFree Corp. (a)	51,600	2,401,464
Citrix Systems, Inc. (a)	101,200	4,080,384
Computer Sciences Corp. (a)	51,200	2,862,080
Emulex Corp. (a)	100,000	1,917,000
Intuit, Inc. (a)	114,600	3,472,380
United Online, Inc.	207,400	3,113,074
VeriSign, Inc. (a)	128,400	4,332,216
		26,766,394

Crude Petroleum & Natural Gas - 1.34%
Forest Oil Corp. (a)	56,000	2,410,240

Drilling Oil & Gas Wells - 2.25%
Helmerich & Payne, Inc.	122,900	4,034,807

Electrical Components - 4.59%
Avnet, Inc. (a)	92,500	3,687,050
OmniVision Technologies, Inc. (a)	200,500	4,557,365
		8,244,415

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund
Schedule of Investments (unaudited)
September 30, 2007

Common Stocks - 94.44% - continued	Shares	Value

Entertainment - 1.90%
Marvel Entertainment, Inc. (a)	145,300	$ 3,405,832

Financial Services - 1.86%
SEI Investments Co.	122,600	3,344,528

Food & Beverage - 7.19%
Del Monte Foods Co.	465,000	4,882,500
PepsiAmericas, Inc.	132,100	4,285,324
Tyson Foods, Inc. - Class A	209,900	3,746,715
		12,914,539

Healthcare - 6.35%
Apria Healthcare Group, Inc. (a)	126,200	3,282,462
Gentiva Health Services, Inc. (a)	169,500	3,256,095
Hillenbrand Industries, Inc.	64,700	3,559,794
LifePoint Hospitals, Inc. (a)	43,300	1,299,433
		11,397,784

Insurance - 5.56%
Aon Corp.	107,900	4,834,999
Lincoln National Corp.	29,500	1,946,115
Nationwide Financial Services, Inc. - Class A	59,500	3,202,290
		9,983,404

Personal Services - 7.79%
Equifax, Inc.	69,200	2,637,904
H&R Block, Inc.	135,200	2,863,536
Service Corporation International	657,800	8,485,620
		13,987,060

Pharmaceutical Goods - 6.22%
Bausch & Lomb, Inc.	57,200	3,660,800
Biovail Corp.	81,000	1,406,970
King Pharmaceuticals, Inc. (a)	202,400	2,372,128
Watson Pharmaceuticals, Inc. (a)	114,800	3,719,520
		11,159,418

Plastic Products - 2.01%
Newell Rubbermaid, Inc.	125,500	3,616,910

Refuse Systems - 2.43%
Republic Services, Inc.	133,200	4,356,972

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund
Schedule of Investments (unaudited)
September 30, 2007

Common Stocks - 94.44% - continued	Shares	Value

Retail - 4.17%
Rite Aid Corp. (a)	766,000	$ 3,538,920
Safeway, Inc.	119,300	3,950,023
		7,488,943

Semiconductors & Related Devices - 2.12%
Amkor Technology, Inc. (a)	330,800	3,810,816

Trucking - 1.51%
YRC Worldwide, Inc. (a)	99,200	2,710,144

Utility - 2.31%
TECO Energy, Inc.	252,400	4,146,932

TOTAL COMMON STOCKS (Cost $137,032,051)		169,578,359

Income Trusts - 1.20%
Trinidad Energy Services Income Trust	165,000	2,158,196

TOTAL INCOME TRUSTS (Cost $1,737,904)		2,158,196

Money Market Securities - 4.35%
Federated Prime Obligations Fund - Institutional Shares, 5.12% (b)	7,815,153	7,815,153

TOTAL MONEY MARKET SECURITIES (Cost $7,815,153)		7,815,153

TOTAL INVESTMENTS (Cost $146,585,108) - 99.99%		$ 179,551,708

Other assets less liabilities - 0.01%		7,924

TOTAL NET ASSETS - 100.00%		$ 179,559,632

(a) Non-income producing.

Tax Related
Gross unrealized appreciation		$ 38,378,722
Gross unrealized depreciation		(5,412,122)
Net unrealized appreciation		$ 32,966,600

Aggregate cost of securities for income tax purposes		$146,585,108

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - (unaudited)
September 30, 2007

Common Stocks - 9.15%	Shares	Value

Deep Sea Foreign Transportation of Freight - 3.82%
Arlington Tankers, Ltd.	36,900	$ 908,847
Double Hull Tankers, Inc.	61,000	908,290
Eagle Bulk Shipping, Inc.	44,500	1,145,430
Quintana Maritime, Ltd.	75,000	1,430,250
		4,392,817

Electric Services - 1.16%
Pepco Holdings, Inc.	20,200	547,016
Pinnacle West Capital Corp.	19,700	778,347
		1,325,363

Food & Beverage - 0.74%
B&G Foods, Inc.	41,000	848,700

National Commercial Banks - 0.63%
Huntington Bancshares, Inc.	42,400	719,952

Pharmaceutical Preparations - 0.52%
Merck & Co., Inc.	11,600	599,604

Services - 0.85%
Bally Total Fitness Holding Corp. (a)	2,667	920
Traffix, Inc.	147,600	978,588
		979,508
Telephone Communications - 1.43%
AT&T, Inc.	17,100	723,501
Telecom Corporation of New Zealand, Ltd. (b)	54,471	923,830
		1,647,331

TOTAL COMMON STOCKS (Cost $10,175,669)		10,513,275

Investment Companies - 1.86%

Allied Capital Corp.	32,000	940,480
MCG Capital Corp.	83,000	1,194,370

TOTAL INVESTMENT COMPANIES (Cost $2,427,842)		2,134,850

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - (unaudited)
September 30, 2007

Preferred Securities - 4.08%	Shares	Value

Preferred Securities - 2.91%
Dillards Capital Trust I, 7.500%	41,700	$ 890,295
Hillman Group Capital Trust, 11.600%	49,400	1,407,900
Western United Holding, 7.100% (a) (c)	74,836	1,047,704
		3,345,899

Convertible Preferred Securities - 1.17%
Felcor Lodging Trust, Inc., $1.95	57,400	1,346,604

TOTAL PREFERRED SECURITIES (Cost $5,104,512)		4,692,503

Income Trusts - 10.98%

Oil Royalty Trusts - 6.21%
Bonavista Energy Trust	47,800	1,394,617
BP Prudhoe Bay Royalty Trust	15,000	1,126,650
Canetic Resources Trust	67,800	1,038,696
Eveready Income Fund	180,000	772,734
Harvest Energy Trust	35,000	943,250
Penn West Energy Trust	30,100	935,207
Trilogy Energy Trust	112,000	923,340
		7,134,494

Business Trusts - 4.03%
Connors Brothers Income Fund	143,200	1,199,272
Keystone North America, Inc.	158,000	1,277,153
Medical Facilities Corp.	90,000	1,025,185
Sun Gro Horticulture Income Fund	148,000	1,127,874
		4,629,484

Real Estate Investment Trusts - 0.74%
Thornburg Mortgage, Inc.	66,500	854,525

TOTAL INCOME TRUSTS (Cost $13,245,674)		12,618,503

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - (unaudited)
September 30, 2007

	Principal
Corporate Bonds - 43.78%	Amount	Value

Alltel Corp., 7.875%, 07/01/2032	$ 1,750,000	$ 1,421,285
American Airlines, Inc., 9.730%, 09/29/2014 (d)	1,300,000	1,293,500
Amkor Technologies, Inc., 9.250%, 06/01/2016	1,600,000	1,624,000
Associated Materials, Inc., 11.250%, 03/01/2014 (e)	3,200,000	2,032,000
Atlantic Express Transportation Corp., 12.455%, 04/15/2012 (e)	1,500,000	1,464,375
Bally Total Fitness Holding Corp., 10.500%, 07/15/2011	1,000,000	1,060,000
Bridgemill Finance LLC, 8.000%, 07/15/2017 (f)	1,400,000	1,379,000
CCH I LLC, 11.000%, 10/01/2015	1,761,000	1,791,817
Cenveo Corp., 7.875%, 12/01/2013	1,500,000	1,372,500
Dobson Cellular Systems., 9.875%, 11/01/2012	2,000,000	2,170,000
Eurofresh, Inc., 11.500%, 01/15/2013 (f)	2,500,000	2,162,500
Evergreen International Aviation, Inc., 12.000%, 05/15/2010	1,000,000	1,030,000
Exide Technologies, Inc., 10.500%, 03/15/2013	2,250,000	2,165,625
Fedders North America, Inc., 9.875%, 03/01/2014 (g)	1,000,000	165,000
Finlay Fine Jewelry Corp., 8.375%, 06/01/2012	800,000	612,000
Intcomex, Inc. 11.750%, 01/15/2011	2,100,000	2,152,500
J.B. Poindexter & Co., 8.750%, 03/15/2014	2,000,000	1,810,000
Knight Ridder, Inc., 5.750%, 09/01/2017	900,000	763,319
Lehman Brothers Holdings, 8.500%, 05/23/2022 (e)	1,000,000	992,250
Leiner Health Products, Inc., 11.000%, 06/01/2012	1,500,000	1,267,500
Lucent Technologies, Inc., 6.450%, 03/15/2029	2,000,000	1,670,000
Mercer International, Inc., 9.250%, 02/15/2013	1,750,000	1,719,375
National Steel	2,000,000	2,105,100
North Atlantic Trading Co. Inc., 10.000%, 03/01/2012 (f)	2,000,000	1,855,000
O&G Leasing, LLC, 9.250%, 01/15/2012 (f)	1,000,000	985,000
O&G Leasing, LLC, 9.250%, 05/15/2012 (f)	1,075,000	1,058,875
Plaza Land Condo Association, 8.000%, 10/15/2026 (f)	420,000	410,263
Ply Gem Industries, Inc., 9.000%, 02/15/2012	3,000,000	2,445,000
Remington Arms Co., 10.500%, 02/01/2011	1,200,000	1,188,000
Revlon Consumer Products, 8.625%, 02/01/2008	4,000,000	3,940,000
Rite Aid Corp., 9.500%, 06/15/2017 (f)	1,800,000	1,692,000
Wise Metals Group, LLC, 10.250%, 05/15/2012	1,500,000	1,372,500
Ziff Davis Media, Inc., 11.356%, 05/01/2012 (e)	1,200,000	1,125,000

TOTAL CORPORATE BONDS (Cost $52,398,064)		50,295,284

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - (unaudited)
September 30, 2007

	Principal
	Amount	Value

Reverse Convertible Corporate Bonds - 7.56%

ABN Amro Bank, 9.000%, 03/07/2008, convertible to AstraZeneca PLC	$ 1,400,000	$ 1,325,800
Barclays Bank plc, 14.600%, 03/20/2008, convertible to JetBlue Airways Corp.	900,000	788,580
HSBC USA, Inc., 12.150%, 02/14/2008, convertible to Alcoa, Inc.	1,400,000	1,399,860
JPMorgan Chase Bank NA, 16.100%, 06/30/2008, convertible to AMR Corp.	1,500,000	1,361,400
Lehman Brothers Holdings, 11.600%, 05/01/2008, convertible to Joy Global, Inc.	1,000,000	976,914
Lehman Brothers Holdings, 15.700%, 08/02/2008, convertible to RTI International Metals, Inc.	1,500,000	1,532,195
Royal Bank of Canada, 16.100%, 03/25/2008, convertible to General Motors Corp.	1,300,000	1,306,500

TOTAL REVERSE CONVERTIBLE CORPORATE BONDS (Cost $9,000,000)		8,691,249

Foreign Bonds Denominated in US Dollars - 16.88%

AES Dominicana Energia Finance S.A., 11.000%, 12/13/2015 (f)	1,900,000	1,952,250
BNP Paribas, 6.400%, 07/16/2010 (e)	1,700,000	1,683,000
Coalcorp Mining, Inc., 12.000%, 08/31/2011	2,200,000	2,288,000
Corp Durango S.A.B. de C.V., 9.500%, 12/31/2012 (e)	1,055,957	1,061,237
Crystallex International Corp., 9.375%, 12/30/2011	1,200,000	1,020,000
Fairfax Financial Holdings, Ltd., 7.375%, 04/15/2018	1,525,000	1,383,937
Fortis Bank Luxembourg Finance S.A., 7.500%%, 04/06/2020 (e)	1,000,000	915,000
Grupo Minero Mexico S.A., 9.250%, 04/01/2028	688,000	822,160
Industrias Metalúrgicas Pescarmona S.A.I.C.& F, 8.750%, 11/30/2011 (e)	2,105,000	1,783,987
Katanga Mining, Ltd., 14.000%, 11/30/2013	1,628,295	1,671,391
Mandra Forestry Finance, Ltd., 12.000%, 05/15/2013 (f)	1,000,000	975,000
Maxcom Telecomunicaciones S.A. de C.V., 11.000%, 12/15/2014 (f)	1,300,000	1,371,500
New Asat (Finance), Ltd., 9.250%, 02/01/2011	1,500,000	1,132,500
Tarjeta Naranja S.A., 15.500%, 11/29/2011 (e)	1,000,000	953,083
Transtel Int. FRN, 0.00%, 02/14/2014	733,761	381,556

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $19,368,874)		19,394,601

Certificates of Deposit - 0.11%

Summit Securities CD, 8.50%, 11/29/2007 (a) (h)	250,000	55,087
Summit Securities CD, 8.50%, 12/26/2007 (a) (h)	300,000	66,105

TOTAL CERTIFICATES OF DEPOSIT (Cost $517,195)		121,192

	Shares
Money Market Securities - 3.92%

Federated Prime Obligations Fund - Institutional Shares, 5.12% (e)	4,498,624	4,498,624

TOTAL MONEY MARKET SECURITIES (Cost $4,498,624)		4,498,624

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - (unaudited)
September 30, 2007
	Shares	Value
Warrants - 1.35%

Mandra Forestry, Strike .10 HKD (Hong Kong Dollar), 05/15/2013 (f) (i)	1,000	$ -
Republic of Venezuela, Strike $3.00, 04/15/2020	42,000	1,554,000

TOTAL WARRANTS (Cost $1,570,000)		1,554,000

TOTAL INVESTMENTS (Cost $118,306,454) - 99.67%		$ 114,514,081

Cash & other assets less liabilities - 0.33%		378,617

TOTAL NET ASSETS - 100.00%		$ 114,892,698

(a) Non-income producing.
(b) American Depositary Receipt.
(c) As of September 30, 2007, subsidiary companies have filed bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(d) Asset-backed security.
(e) Variable rate security; the rate shown represents the rate at September 30, 2007.
(f) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(g) As of September 30, 2007, company has filed bankruptcy. All interest and principal payments have been halted.

(h) As of September 30, 2007, company has filed bankruptcy. All interest and principal payments have been halted. This security is currently valued according to fair value procedures approved by the Trust.

(i) Issued in conjunction with corporate bond. Security is not priced separately from the bond.

Tax Related
Gross unrealized appreciation		$ 3,155,774
Gross unrealized depreciation		(6,948,147)
Net unrealized depreciation		$ (3,792,373)

Aggregate cost of securities for income tax purposes		$ 118,306,454

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Allocation Fund
Schedule of Investments - (unaudited)
September 30, 2007

	Principal
Corporate Bonds - 14.21%	Amount	Value

American Airlines, Inc., 9.730%, 09/29/2014 (a)	$ 200,000	$ 199,000
Amkor Technologies, Inc., 9.250%, 06/01/2016	200,000	203,000
Associated Materials, Inc., 11.250%, 03/01/2014 (b)	300,000	190,500
CCH I LLC, 11.000%, 10/01/2015	272,000	276,760
Cenveo Corp., 7.875%, 12/01/2013	200,000	183,000
Evergreen International Aviation, 12.000%, 05/15/2010	260,000	267,800
Exide Technologies, 10.500%, 03/15/2013	250,000	240,625
Leiner Health Products, Inc., 11.000%, 06/01/2012	200,000	169,000
Lucent Technologies, Inc., 6.450%, 03/15/2029	400,000	334,000
Mercer International, Inc., 9.250%, 02/15/2013	200,000	196,500
O&G Leasing, LLC, 15.000%, 05/15/2012 (c)	200,000	197,000
Ply Gem Industries, Inc., 9.000%, 02/15/2012	250,000	203,750
Remington Arms Co., 10.500%, 02/01/2011	200,000	198,000

TOTAL CORPORATE BONDS (Cost $2,876,292)		2,858,935

Reverse Convertible Corporate Bonds - 2.81%

ABN Amro Bank, 9.000%, 03/07/2008, convertible to AstraZeneca PLC	200,000	189,400
Barclays Bank plc, 14.600%, 03/20/2008, convertible to JetBlue Airways Corp.	200,000	175,240
Royal Bank of Canada, 16.100%, 03/25/2008, convertible to General Motors Corp.	200,000	201,000

TOTAL REVERSE CONVERTIBLE CORPORATE BONDS (Cost $600,000)		565,640

Foreign Bonds Denominated in US Dollars - 6.59%

BNP Paribas S.A., 8.375%, 10/26/2021 (b)	300,000	297,525
Coalcorp Mining, Inc., 12.000%, 08/31/2011	300,000	312,000
Corp Durango S.A.B. de C.V., 9.500%, 12/31/2012 (b)	250,000	251,250
Industrias Metalúrgicas Pescarmona S.A., 8.750%, 11/30/2011 (b) (c)	300,000	254,250
Maxcom Telecomunicaciones, 11.000%, 12/15/2014 (c)	200,000	211,000

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $1,286,650)		1,326,025

Exchange-Traded Funds - 66.34%	Shares

iShares Cohen & Steers Realty Majors Index Fund	2,800	261,044
iShares Dow Jones U.S. Real Estate Index Fund	3,300	252,351
iShares Dow Jones U.S. Home Construction Index Fund	8,200	162,934
iShares MSCI Emerging Markets Index Fund	7,000	1,046,150
iShares S&P 500 Value Index Fund	17,900	1,458,134
iShares S&P MidCap 400 Growth Index Fund	5,300	479,279
iShares S&P MidCap 400 Value Index Fund	12,500	1,050,750
iShares S&P SmallCap 600 Growth Index Fund	3,300	472,692
PowerShares QQQ	20,100	1,033,341
Rydex S&P Equal Weight Energy ETF	3,700	236,689
Rydex S&P Equal Weight ETF	137,900	6,893,621

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,630,148)		13,346,985

Closed-End Mutual Funds - 2.26%

AllianceBernstein Global High Income Fund, Inc.	33,392	454,131

TOTAL CLOSED-END MUTUAL FUNDS (Cost $426,692)		454,131

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Allocation Fund
Schedule of Investments - (unaudited)
September 30, 2007

Real Estate Investment Trusts - 2.20%	Shares	Value

Lakeview Hotel Real Estate Investment Trust	57,400	$ 221,024
Strategic Hotels & Resorts, Inc.	10,800	222,372

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $407,268)		443,396

Money Market Securities - 5.00%

Federated Prime Obligations Fund - Institutional Shares, 5.12% (b)	1,005,579	1,005,579

TOTAL MONEY MARKET SECURITIES (Cost $1,005,579)		1,005,579

TOTAL INVESTMENTS (Cost $17,232,629) - 99.41%		$ 20,000,691

Other assets less liabilities - 0.59%		118,542

TOTAL NET ASSETS - 100.00%		$ 20,119,233

(a) Asset-backed security.
(b) Variable rate security; the rate shown represents the coupon at September 30, 2007.
(c) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.

Tax Related
Gross unrealized appreciation		$ 2,984,094
Gross unrealized depreciation		(216,032)
Net unrealized appreciation		$ 2,768,062

Aggregate cost of securities for income tax purposes		$ 17,232,629

*See accompanying notes which are an integral part of these financial statements.

IMS Funds

Related Notes to the Schedule of Investments

September 30, 2007 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is perm market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes- The Funds make no provision for federal income tax. The Funds intend to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of September 24, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	11/28/07

By	/s/ J. Michael Landis
J. Michael Landis, Treasurer

Date	11/27/2007